State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114

March 1, 2024

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s prospectuses for its Bond Portfolios, Equity Portfolios, Equity Portfolios Institutional Classes, and Municipal Allocation Portfolio and its combined Statement of Additional Information and Municipal Allocation Portfolio Statement of Additional information, each dated February 28, 2024, do not differ from those contained in Post-Effective Amendment No. 117, filed electronically on February 27, 2024, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 285-4403 if you have any questions regarding this filing.

Sincerely,
/s/ Daniel Bulger
Daniel Bulger